SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS

The Plan has evaluated events occurring subsequent to April 30, 2025 through September 23, 2025, the date the financial statements were filed with the Securities and Exchange Commission. Based on this evaluation, management has determined that no events occurred during this period that require recognition or disclosure in the accompanying financial statements.